Auditors’ remuneration (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Analysis of income and expense [abstract]
Fees payable to the auditors and its associates for the audit of the Company and Consolidated Financial Statements	£ 137	£ 100	£ 132
Audit of the Company’s subsidiaries	125	119	209
Audit related assurance services	161	60	0
Other assurance services	174	115	118
Tax compliance and advisory services	38	25	23
Other services not covered by the above	22	0	0
Total fees payable	£ 657	£ 419	£ 482